SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assets Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets measured at fair value:
Marketable securities	$ 153	$ 139
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value:
Marketable securities	153
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value:
Marketable securities	153
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value:
Marketable securities
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value:
Marketable securities